Subsequent Events (Details Narrative) - USD ($)		3 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Proceeds from Related Party Debt		$ 151,452
Evolve Bank [Member]
Debt forgiveness	$ 103,900
Rennova Health Inc [Member]
Proceeds from Related Party Debt		$ 151,452